CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Subscriber-related revenue	$ 3,218,946	$ 3,195,666	$ 12,959,025	$ 12,538,950	$ 11,537,703
Equipment sales and other revenue	21,613	15,893	64,547	59,607	97,856
Equipment sales, services and other revenue - EchoStar	6,667	9,031	36,474	37,180	27,559
Total revenue	3,247,226	3,220,590	13,060,046	12,635,737	11,663,118
Costs and Expenses (exclusive of depreciation shown separately below - Note 6):
Subscriber-related expenses	1,764,435	1,692,308	6,841,760	6,675,095	6,359,138
Satellite and transmission expenses
EchoStar	109,121	108,886	441,613	418,286	319,752
Other	10,574	10,078	39,341	39,776	33,477
Cost of sales - equipment, services and other	22,948	22,072	79,563	76,295	121,238
Subscriber acquisition costs:
Cost of sales - subscriber promotion subsidies - EchoStar	82,274	54,426	249,440	175,777	188,793
Other subscriber promotion subsidies	226,389	226,822	925,015	1,104,652	1,071,655
Subscriber acquisition advertising	89,056	73,358	329,021	372,563	279,067
Total subscriber acquisition costs	397,719	354,606	1,503,476	1,652,992	1,539,515
General and administrative expenses - EchoStar	10,428	11,940	45,188	47,429	45,356
General and administrative expenses	160,736	147,860	570,699	573,495	554,754
Litigation expense (Note 11)		(340,677)	(316,949)	225,456	361,024
Depreciation and amortization (Note 6)	197,295	228,126	904,955	983,360	939,714
Total costs and expenses	2,673,256	2,235,199	10,109,646	10,692,184	10,273,968
Operating income (loss)	573,970	985,391	2,950,400	1,943,553	1,389,150
Other Income (Expense):
Interest income	1,692	3,640	13,209	13,744	13,985
Interest expense, net of amounts capitalized	(134,286)	(119,973)	(552,036)	(470,890)	(407,413)
Other, net	2,705	12,568	10,957	581	(19,129)
Total other income (expense)	(129,889)	(103,765)	(527,870)	(456,565)	(412,557)
Income (loss) before income taxes	444,081	881,626	2,422,530	1,486,988	976,593
Income tax (provision) benefit, net (Note 8)	(166,591)	(332,751)	(896,847)	(538,312)	(372,938)
Net income (loss)	277,490	548,875	1,525,683	948,676	603,655
Comprehensive Income (Loss):
Unrealized holding gains (losses) on available-for-sale securities, net of tax	4,735	2,399	(5,215)	(68)	12,625
Comprehensive income (loss)	$ 282,225	$ 551,274	$ 1,520,468	$ 948,608	$ 616,280